UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                               ---------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Lane Five Capital Management LP
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Address:     1122 Kenilworth Drive, Suite 313
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             Towson, MD 21204
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Form 13F File Number: ________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Scott J. Liotta
             ----------------------------------------
Title:       CFO
             ----------------------------------------
Phone:       443-921-2060
             ----------------------------------------

Signature, Place, and Date of Signing:


/s/ Scott J. Liotta              Towson, Maryland         August 6, 2008
-------------------------     -----------------------     ------------------
[Signature]                        [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                           -----------
Form 13F Information Table Entry Total:        21
                                           -----------
Form 13F Information Table Value Total:      114,128
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


                                           Form 13F Information Table as of June 30, 2008


                                                                  Shares/
                               Title of                  Value      PRN    SH/ PUT/   Invesment     Other         Voting Authority
Description                    Class        Cusip        x1000     Amount  PRN CALL   Discretion   Managers    Sole     Shares  None
----------------------------   ----------   ---------  -------   --------- --- ----   ----------   --------  ---------  ------  ----
Amazon.Com, Inc.               Common       023135106    2,809      38,300 SH            SOLE        No         38,300
Ambassadors Group Inc.         Common       023177108    5,509     369,248 SH            SOLE        No        369,248
American Express Company       Common       025816109    1,507      40,000 SH            SOLE        No         40,000
American Science &
  Engineering Inc.             Common       029429107    5,797     112,500 SH            SOLE        No        112,500
Apollo Group Inc.-Cl A         Common       037604105    4,426     100,000 SH            SOLE        No        100,000
Blue Nile Inc.                 Common       09578R103    2,245      52,800 SH            SOLE        No         52,800
Danaher Corp.                  Common       235851102    3,308      42,800 SH            SOLE        No         42,800
DeVry Inc.                     Common       251893103      751      14,000 SH            SOLE        No         14,000
Expedia Inc.                   Common       30212P105    2,389     130,000 SH            SOLE        No        130,000
Fannie Mae (Federal National
  Mortgage Association)        Common       313586109    1,561      80,000 SH            SOLE        No         80,000
Housevalues Inc.               Common       44183Y102    2,910   1,058,297 SH            SOLE        No      1,058,297
Healthsouth Corp.              Common-New   421924309    5,391     324,179 SH            SOLE        No        324,179
Learning Tree
  International Inc.           Common       522015106   18,810   1,100,000 SH            SOLE        No      1,100,000
LandAmerica Financial
  Group, Inc.                  Common       514936103    4,660     210,000 SH            SOLE        No        210,000
Millicom International
  Cellular SA                  Shs-New      L6388F110    3,995      38,600 SH            SOLE        No         38,600
NII Holdings Inc.              Class B-New  62913F201    9,498     200,000 SH            SOLE        No        200,000
Republic Services Inc.         Common       760759100    4,752     160,000 SH            SOLE        No        160,000
Titan International Inc.       Common       88830M102    2,230      62,600 SH            SOLE        No         62,600
Williams Controls Inc.         Common-New   969465608    7,602     600,000 SH            SOLE        No        600,000
Renault (Regie-Natl)-Ord Eur   Foreign      F77098105   22,965     280,000 SH            SOLE        No        280,000
Titan Europe PLC               Foreign      G8910Q107    1,013     350,000 SH            SOLE        No        350,000
                                                       114,128
